Loans and Leases (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 TDRs	Dec. 31, 2011 Contract
Troubled debt restructurings on financing receivables
Financing receivable, Modifications, Number of contracts	0	5
Financing receivable, Modifications, Pre-Modification recorded investment	2,795	3,958
Financing receivable, Modifications, Post-Modification recorded investment	2,252	2,616
Financing receivable, Modifications, Subsequent default, Number of contracts	3	4
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment	2,536	3,703
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment	2,112	2,410
Commercial and Other Loans [Member]
Troubled debt restructurings on financing receivables
Financing receivable, Modifications, Number of contracts
Financing receivable, Modifications, Pre-Modification recorded investment
Financing receivable, Modifications, Post-Modification recorded investment
Financing receivable, Modifications, Subsequent default, Number of contracts
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment
Commercial Real Estate [Member]
Troubled debt restructurings on financing receivables
Financing receivable, Modifications, Number of contracts	3	4
Financing receivable, Modifications, Pre-Modification recorded investment	2,768	3,935
Financing receivable, Modifications, Post-Modification recorded investment	2,231	2,594
Financing receivable, Modifications, Subsequent default, Number of contracts	2	3
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment	2,513	3,680
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment	2,094	2,388
Consumer Real Estate [Member]
Troubled debt restructurings on financing receivables
Financing receivable, Modifications, Number of contracts	2	1
Financing receivable, Modifications, Pre-Modification recorded investment	27	23
Financing receivable, Modifications, Post-Modification recorded investment	21	22
Financing receivable, Modifications, Subsequent default, Number of contracts	1	1
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment	23	23
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment	18	22